Operating expenses - Disclosure of Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Subcontracting costs	€ (18,320)	€ (25,535)	€ (27,568)
Cost of supplies and consumable materials	(2,751)	(3,056)	(2,855)
Personnel expenses other than share-based compensation	(21,906)	(22,148)	(21,708)
Share-based compensation	(2,567)	(3,944)	(4,256)
Restructuring costs	(2,889)
Personnel expenses	(27,363)	(26,092)	(25,964)
Non-scientific advisory and consulting	(3,578)	(3,606)	(3,638)
Leasing and maintenance	(2,255)	(2,183)	(1,926)
Travel expenses and meeting attendance	(748)	(776)	(648)
Marketing, communication and public relations	(519)	(353)	(368)
Scientific advisory and consulting	(740)	(2,039)	(1,220)
Other purchases and external expenses	(2,375)	(2,789)	(2,664)
Depreciation and amortization	(1,384)	(1,988)	(5,093)
Intellectual property expenses	(1,002)	(1,352)	(1,495)
Other income and (expenses), net	(1,978)	(1,927)	(872)
Impairment of intangible assets	0	0	0
Total operating expenses	(63,013)	(71,696)	(74,310)
R&D
Statement Line Items [Line Items]
Subcontracting costs	(18,320)	(25,535)	(27,568)
Cost of supplies and consumable materials	(2,485)	(2,764)	(2,611)
Personnel expenses other than share-based compensation	(14,767)	(15,063)	(14,834)
Share-based compensation	(1,751)	(2,473)	(2,288)
Restructuring costs	(2,306)
Personnel expenses	(18,824)	(17,536)	(17,121)
Non-scientific advisory and consulting	(535)	(229)	(732)
Leasing and maintenance	(819)	(864)	(879)
Travel expenses and meeting attendance	(335)	(468)	(380)
Marketing, communication and public relations	(47)	(44)	(52)
Scientific advisory and consulting	(740)	(2,039)	(1,220)
Other purchases and external expenses	(17)	(13)	(28)
Depreciation and amortization	(477)	(1,075)	(3,891)
Intellectual property expenses	(778)	(1,113)	(1,292)
Other income and (expenses), net	(243)	(300)	(248)
Impairment of intangible assets	0		0
Total operating expenses	(43,620)	(51,980)	(56,022)
G&A
Statement Line Items [Line Items]
Subcontracting costs	0	0	0
Cost of supplies and consumable materials	(266)	(292)	(244)
Personnel expenses other than share-based compensation	(7,140)	(7,085)	(6,874)
Share-based compensation	(816)	(1,471)	(1,968)
Restructuring costs	(583)
Personnel expenses	(8,539)	(8,556)	(8,842)
Non-scientific advisory and consulting	(3,043)	(3,377)	(2,906)
Leasing and maintenance	(1,436)	(1,319)	(1,047)
Travel expenses and meeting attendance	(413)	(308)	(268)
Marketing, communication and public relations	(472)	(309)	(316)
Scientific advisory and consulting	0	0	0
Other purchases and external expenses	(2,358)	(2,776)	(2,636)
Depreciation and amortization	(907)	(913)	(1,202)
Intellectual property expenses	(224)	(239)	(203)
Other income and (expenses), net	(1,735)	(1,627)	(623)
Impairment of intangible assets	0
Total operating expenses	€ (19,394)	€ (19,716)	(18,288)
Impairment
Statement Line Items [Line Items]
Impairment of intangible assets
Total operating expenses			€ 0